3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

falcoj@pepperlaw.com

April 30, 2018

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:          FundVantage Trust

1933 Act File No. 333-141120

1940 Act File No. 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), accompanying this letter is Post-Effective Amendment No. 188 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the Sirios Long/Short Fund (the “Fund”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) to (i) incorporate changes to the Registration Statement in response to oral comments from the staff of the Commission to the prospectus and statement of additional information for the Fund filed with Post-Effective Amendment No. 182 to the Registration Statement and (ii) make certain non-material changes.

As counsel to the Trust, we reviewed the Amendment and hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Act. If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq.

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